Insider Trading Arrangements	3 Months Ended
Dec. 31, 2025
Insider Trading Arrangements [Line Items]
Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Modified [Flag]	false
Non-Rule 10b5-1 Arrangement Modified [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false